General	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information [Abstract]
General
Note 1:	General

a.	Description of the Company and its operations:

MediWound Ltd. Was incorporated in Israel in January 2000. The Company which is located in Yavne, Israel (The "Company" or "MediWound"), is biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio-therapeutic, non-surgical solutions for tissue repair and regeneration. The Company’s strategy leverages its breakthrough enzymatic technology platform into diversified portfolio of biotherapeutics across multiple indications to pioneer solutions for unmet medical needs. The Company’s current portfolio is focused on next-generation protein-based therapies for burn care, wound care and tissue repair.

The Company's first innovative biopharmaceutical product, Nexobrid, has received in December 2022, an approval from the U.S. Food and Drug Administration (“FDA”) and marketing approval in each of India, Switzerland and Japan. In addition, it has a marketing authorization from the European Medicines Agency (“EMA”) and regulatory agencies in other international markets for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns.

The Company commercialize Nexobrid globally through multiple sales channels.

The Company sells Nexobrid to burn centers in the European Union, United Kingdom and Israel, primarily through its commercial organizations.

The Company has established local distribution channels in multiple international markets, focusing on Asia Pacific, EMEA, CEE and LATAM, which local distributors are also responsible for obtaining local marketing authorization within the relevant territories.

In the United States, the Company entered into an exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize Nexobrid in North America upon FDA approval. On September 21, 2023, the Company announced the U.S. commercial availability of Nexobrid® for the removal of eschar in adults with deep partial- and/or full-thickness thermal burns.

On September 20, 2022, The Company announced that EMA has validated for review the Type II Variation to expand the currently approved indication for Nexobrid (removal of eschar in adults with deep partial-and full-thickness thermal burn wounds) into the pediatric population.

The Company’s second investigational next-generation enzymatic therapy product, EscharEx, a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds.

The Company expected to initiate the Phase III study in the second half of 2024.

b.	The Company's securities are listed for trading on NASDAQ since March 2014.

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, and MediWound UK Limited and MediWound US, Inc. which are currently inactive companies.

d.
In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The company’s head quarter, manufacturing and R&D facilities are located in Israel. Currently, such activities in Israel remain largely unaffected. During the first half of 2024, the impact of this war on the company’s results of operations and financial condition was immaterial.

e.	BARDA Contracts

In September 2015, the Company was awarded BARDA Contract for treatment of thermal burn injuries. This contract was amended multiple times to extend its term until September 2024 and its total value, up to a total amount of $175,000 as of the end of 2023. On May 11 2024 the company signed an extension to the contracts with BARDA until September 2025.

As of June 30, 2024, the Company has received approximately $92,065 in total funding from BARDA under the first contract, and an additional $16,500 for procurement of Nexobrid for U.S. emergency preparedness, which were recorded at the net amount of approximately $10,500 following the split of gross profit agreement with Vericel for the initial BARDA procurement.

f.	DOD and MTEC contracts:

On February 17, 2022, the Company was entered into a contract with the U.S. Department of Defense (DoD), through the Medical Technology Enterprise Consortium (MTEC), to develop Nexobrid as a non-surgical solution for field-care burn treatment for the U.S. Army. The contract provides funding up to $2,727.

During 2023, the DoD through MTEC awarded the Company additional funding of $9,117 in addition, the company awarded directly through MTEC funding of $1,190, to advance the development of a new temperature stable formulation of Nexobrid. In May 2024 the Company was awarded an additional funding of $1,557 from the DoD through MTEC. The total funding from the DoD and MTEC is $14,591.

g.	In June 2024, the Company signed new agreements with suppliers to precure services totaling $3,300 for the Phase III clinical trial of EscharEx, covering a period of two years.

h.
The accompanying consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern. From inception to June 30, 2024, the Company has incurred cash outflows from operations, losses from operations, and has an accumulated deficit of $190.9 million.

The Company believes that its existing cash and cash equivalents, short-term and restricted bank deposits of $29.2 million as of June 30, 2024, will be sufficient to fund its operations and capital expenditure for at least twelve months from the date of issuance of these consolidated financial statements.